COMMITMENTS AND CONTINGENCIES (Details Narrative)							1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 22, 2024 USD ($)	Dec. 12, 2023 Integer $ / shares	Feb. 08, 2023 USD ($)	Jan. 26, 2023 shares	Nov. 21, 2022 shares	Oct. 12, 2022 shares	Jun. 30, 2022 shares	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Jan. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 23, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 26, 2023 USD ($)	Mar. 21, 2023 $ / shares	Dec. 05, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 17, 2022 USD ($)	Feb. 02, 2022 USD ($)	Apr. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Rent expense								$ 6,983	$ 9,207	$ 4,900	$ 22,176
Fair value of common stock									1,334,000		1,334,000											$ 1,334,000
Number of stock issued | shares				279,739	27,000	1,923,920	598,396
Balance of contingent consideration										418,455				$ 418,455
Minimum bid share price | $ / shares																	$ 1.00
Stockholders equity	$ 4,045,326							$ 4,045,326	11,700,000	(18,613,761)	32,511,932		$ (14,397,643)		$ (18,369,272)				$ 37,141,015	$ 47,773,360			$ (18,450,744)
Debt instrument, face amount										$ 0	$ 13,200,000										$ 13,200,000
Cash	16,500,000																	$ 500,000
Stockholders equity	4,045,326
Investments	$ 16,500,000											$ 16,500,000						$ 500,000
Bit price | $ / shares		$ 1.00
Threshold consecutive trading days | Integer		30
Alleged Breach Senior Convertible Note [Member] | Oasis Capital L L C [Member]
Loss Contingencies [Line Items]
Loss contingency damages seeking value			$ 764,647.53
Debt instrument interest rate stated percentage			8.00%
Debt instrument, face amount			$ 600,000
Flixsense Pty, Ltd [Member]
Loss Contingencies [Line Items]
Number of stock issued | shares							14,960
Minimum [Member]
Loss Contingencies [Line Items]
Stockholders equity									2,500,000							$ 2,500,000
Minimum stockholders equity requirement amount									$ 2,500,000